Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of Basis for Calculating Basic and Diluted Earnings per Share
The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners of the Company) is as follows:

	For the Year Ended March 31
	2024	2025	2026
Net profit (loss) for the year attributable to owners of the Company:
Net profit (loss) for the year attributable to owners of the Company JPY (millions)	¥144,067	¥107,928	¥(152,390)
Net profit (loss) used for calculation of earnings per share JPY (millions)	144,067	107,928	(152,390)
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	1,564,450	1,578,873	1,575,062
Dilutive effect (thousands of shares)	15,893	26,450	—
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	1,580,343	1,605,323	1,575,062

Earnings per share
Basic (JPY)	92.09	68.36	(96.75)
Diluted (JPY)	91.16	67.23	(96.75)